UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 84.3%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.1%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$1,415	$1,425,613
GenCorp, Inc., 7.125%, 3/15/21	2,355	2,488,646
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	86,400
KLX, Inc., 5.875%, 12/1/22(1)	450	445,500
TransDigm, Inc., 6.00%, 7/15/22	3,055	3,062,637
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,016,888
TransDigm, Inc., 7.50%, 7/15/21	490	521,850

		$11,047,534

Automotive & Auto Parts — 2.4%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$679,800
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,140	2,260,375
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	6,275	7,012,312
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,346,127
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	345,950
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	339,549
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,557,187
Jaguar Land Rover Automotive PLC, 4.25%, 11/15/19(1)	955	976,488
Navistar International Corp., 8.25%, 11/1/21	4,285	4,193,944
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	2,350	2,526,250
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	2,700	2,835,000

		$24,072,982

Broadcasting — 1.6%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,030,000
AMC Networks, Inc., 7.75%, 7/15/21	2,825	3,065,125
Crown Media Holdings, Inc., 10.50%, 7/15/19	4,695	5,117,550
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,546,875
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	683,288
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	2,995	3,084,850
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,508,187

		$16,035,875

Building Materials — 2.6%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,057,500
Building Materials Corp. of America, 5.375%, 11/15/24(1)	5,120	5,222,400
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,682,975
HD Supply, Inc., 7.50%, 7/15/20	3,570	3,757,425
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,812,875
Interline Brands, Inc., 10.00%, 11/15/18(2)	2,432	2,559,680
NCI Building Systems, Inc., 8.25%, 1/15/23(1)	755	770,100
Nortek, Inc., 8.50%, 4/15/21	1,370	1,462,475
Nortek, Inc., 10.00%, 12/1/18	1,815	1,914,825
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,767,500
USG Corp., 5.875%, 11/1/21(1)	880	915,200

		$25,922,955

Cable/Satellite TV — 6.0%
Altice Financing SA, 6.625%, 2/15/23(1)(3)	$2,535	$2,617,387
Altice Finco SA, 7.625%, 2/15/25(1)(3)	1,935	1,972,088
Altice SA, 7.625%, 2/15/25(1)(3)	1,935	1,979,344
Altice SA, 7.75%, 5/15/22(1)	5,995	6,204,825
Cablevision Systems Corp., 7.75%, 4/15/18	790	868,013
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,181,237

Security	Principal Amount (000’s omitted)	Value
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	$2,010	$2,040,150
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	125	131,719
CCOH Safari, LLC, 5.50%, 12/1/22	3,205	3,237,050
CCOH Safari, LLC, 5.75%, 12/1/24	3,845	3,907,481
CSC Holdings, LLC, 5.25%, 6/1/24(1)	1,210	1,216,050
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,641,225
DISH DBS Corp., 5.875%, 7/15/22	2,880	2,916,000
DISH DBS Corp., 5.875%, 11/15/24	1,970	1,984,775
DISH DBS Corp., 6.75%, 6/1/21	4,985	5,427,419
Numericable-SFR, 4.875%, 5/15/19(1)	1,555	1,560,831
Numericable-SFR, 6.00%, 5/15/22(1)	4,940	5,059,301
Numericable-SFR, 6.25%, 5/15/24(1)	1,300	1,347,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,470,725
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,170	1,278,225
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,029,688
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	2,002,375
VTR Finance B.V., 6.875%, 1/15/24(1)	1,615	1,623,156
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	895	915,138

		$60,611,327

Capital Goods — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,070	$1,888,875
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	2,019,825
Harbinger Group, Inc., 7.875%, 7/15/19	2,065	2,188,900
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	887,650

		$6,985,250

Chemicals — 2.4%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$2,825	$3,022,750
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,034,400
Ineos Finance PLC, 8.375%, 2/15/19(1)	2,900	3,095,750
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,400	3,417,000
Kraton Polymers, LLC, 6.75%, 3/1/19	905	919,141
Polymer Group, Inc., 7.75%, 2/1/19	1,683	1,750,320
PSPC Escrow Corp., 6.50%, 2/1/22(1)(3)	2,275	2,331,875
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,948,594
Tronox Finance, LLC, 6.375%, 8/15/20	3,735	3,725,662
W.R. Grace & Co., 5.125%, 10/1/21(1)	1,310	1,365,675
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	565,031

		$24,176,198

Consumer Products — 1.0%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$6,320	$5,498,400
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,223,450
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,182,150
Tempur Sealy International, Inc., 6.875%, 12/15/20	1,230	1,325,325

		$10,229,325

Containers — 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.241%, 12/15/19(1)(4)	$1,105	$1,064,944
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	363,825
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	785	767,338
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	520	514,509
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	390	385,125
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,129,538
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,377,306
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,212,269

Security	Principal Amount (000’s omitted)	Value
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	$4,375	$4,670,312
Sealed Air Corp., 4.875%, 12/1/22(1)	910	930,475
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,459,262
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	1,320	1,260,600

		$22,135,503

Diversified Financial Services — 3.5%
Aircastle, Ltd., 5.50%, 2/15/22	$1,265	$1,306,365
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,155	1,196,869
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,260,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,929,625
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,605	1,644,797
CIT Group, Inc., 5.25%, 3/15/18	605	629,200
CIT Group, Inc., 5.375%, 5/15/20	230	246,388
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,085,306
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	727,719
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,390	1,461,029
International Lease Finance Corp., 6.25%, 5/15/19	975	1,077,375
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,924,950
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,302,781
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,371,634
Navient Corp., 5.00%, 10/26/20	1,290	1,291,613
Navient Corp., 5.50%, 1/15/19	4,115	4,267,255
Navient Corp., 5.875%, 10/25/24	1,290	1,222,275
Navient Corp., 7.25%, 1/25/22	150	163,500
Navient Corp., 8.00%, 3/25/20	6,065	6,807,962
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,481,850

		$35,398,493

Diversified Media — 0.8%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,122,375
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,202,031
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	465,025
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,904,962
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,239,300
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	1,135	1,171,888

		$8,105,581

Energy — 11.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,210,375
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,483,650
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,304,100
Antero Resources Finance Corp., 5.375%, 11/1/21	3,335	3,264,131
Antero Resources Finance Corp., 6.00%, 12/1/20	425	428,188
Berry Petroleum Co., LLC, 6.375%, 9/15/22	1,660	1,153,700
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	1,560	1,548,300
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,965	1,768,500
California Resources Corp., 5.50%, 9/15/21(1)	1,965	1,660,425
California Resources Corp., 6.00%, 11/15/24(1)	1,965	1,621,125
Chesapeake Energy Corp., 3.503%, 4/15/19(4)	2,195	2,123,662
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	3,084,600
Chesapeake Energy Corp., 7.25%, 12/15/18	2,990	3,289,000
Concho Resources, Inc., 5.50%, 4/1/23	3,745	3,763,725
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,400,300
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,676,137
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,840	2,754,800
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,275,650
Denbury Resources, Inc., 5.50%, 5/1/22	715	632,775
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	3,115,000
Energy Transfer Equity, LP, 5.875%, 1/15/24	2,785	2,903,919
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	900	915,750

Security	Principal Amount (000’s omitted)	Value
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	$795	$758,231
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,880	2,916,000
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc., 6.875%, 2/15/23	928	1,026,461
Gulfport Energy Corp., 7.75%, 11/1/20(1)	2,210	2,204,475
Harvest Operations Corp., 6.875%, 10/1/17	800	724,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	560,625
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,496,950
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	1,953,875
MEG Energy Corp., 6.375%, 1/30/23(1)	1,805	1,615,475
Memorial Resource Development Corp., 5.875%, 7/1/22(1)	975	889,688
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	816,575
Oasis Petroleum, Inc., 6.875%, 3/15/22	4,050	3,756,375
Oasis Petroleum, Inc., 6.875%, 1/15/23	1,420	1,306,400
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,742,500
Precision Drilling Corp., 6.50%, 12/15/21	1,315	1,170,350
Range Resources Corp., 6.75%, 8/1/20	1,580	1,651,100
Rice Energy, Inc., 6.25%, 5/1/22	1,775	1,721,750
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,648,650
Rosetta Resources, Inc., 5.875%, 6/1/22	2,735	2,584,575
RSP Permian, Inc., 6.625%, 10/1/22(1)	2,605	2,601,744
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,647,656
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	2,790	2,803,950
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	3,860	3,903,425
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,305,200
Samson Investment Co., 9.75%, 2/15/20	2,540	800,100
SESI, LLC, 6.375%, 5/1/19	2,655	2,655,000
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,300,725
Seventy Seven Energy, Inc., 6.50%, 7/15/22	1,810	728,525
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	748,250
SM Energy Co., 6.125%, 11/15/22(1)	910	880,425
SM Energy Co., 6.50%, 1/1/23	1,940	1,920,600
Tesoro Corp., 5.375%, 10/1/22	1,970	2,029,100
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	640	650,400
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	1,530	1,560,600
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	1,040,150
Williams Partners, LP/ACMP Finance Corp., 4.875%, 3/15/24	390	403,650
WPX Energy, Inc., 5.25%, 1/15/17	715	723,938
WPX Energy, Inc., 6.00%, 1/15/22	670	653,250

		$114,278,555

Entertainment/Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,168,975
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,063,669

		$2,232,644

Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$1,145	$1,162,175
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,194,750
Covanta Holding Corp., 5.875%, 3/1/24	1,570	1,622,988
Covanta Holding Corp., 6.375%, 10/1/22	1,970	2,112,825
Darling Ingredients, Inc., 5.375%, 1/15/22	705	705,881

		$6,798,619

Food/Beverage/Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$3,096	$2,097,757
Constellation Brands, Inc., 4.25%, 5/1/23	2,940	3,020,850
Constellation Brands, Inc., 6.00%, 5/1/22	565	641,275
Cott Beverages, Inc., 5.375%, 7/1/22(1)	2,380	2,142,000
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	690	705,525

Security	Principal Amount (000’s omitted)	Value
Post Holdings, Inc., 6.00%, 12/15/22(1)	$1,250	$1,198,437
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,015	994,700
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	972,900

		$11,773,444

Gaming — 3.2%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(5)(6)(7)	$2,505	$2,546,316
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	3,878	2,262,012
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,561,081
MGM Resorts International, 6.00%, 3/15/23	2,590	2,622,375
MGM Resorts International, 6.625%, 12/15/21	1,060	1,120,950
MGM Resorts International, 7.75%, 3/15/22	3,900	4,343,625
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,551	2,456,319
Penn National Gaming, Inc., 5.875%, 11/1/21	1,345	1,318,100
Station Casinos, LLC, 7.50%, 3/1/21	2,530	2,669,150
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	5,645	5,757,900
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	2,397,325
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(6)(8)	2,042	351,190
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	1,875	1,833,984

		$32,240,327

Health Care — 10.0%
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	$1,352	$1,422,980
Alere, Inc., 6.50%, 6/15/20	1,020	1,048,050
Alere, Inc., 8.625%, 10/1/18	1,300	1,352,000
Amsurg Corp., 5.625%, 11/30/20	2,035	2,090,962
Amsurg Corp., 5.625%, 7/15/22(1)	1,825	1,895,719
Biomet, Inc., 6.50%, 8/1/20	4,205	4,494,094
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	801,191
Centene Corp., 4.75%, 5/15/22	885	899,381
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,375,350
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	4,310	4,606,312
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,862,881
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,055	4,095,550
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,612,717
Endo Finance, LLC/Endo FinCo, Inc., 7.00%, 7/15/19(1)	915	961,894
Endo Finance, LLC/Endo FinCo, Inc., 7.00%, 12/15/20(1)	540	569,025
Endo Finance, LLC/Endo FinCo, Inc., 7.25%, 1/15/22(1)	185	197,488
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 2/1/25(1)	1,610	1,653,269
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,649,977
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,412,775
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	1,290	1,312,575
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,120,125
HCA, Inc., 5.375%, 2/1/25	905	939,503
HCA, Inc., 6.50%, 2/15/20	505	568,756
HCA, Inc., 7.50%, 2/15/22	1,530	1,797,750
HealthSouth Corp., 5.75%, 11/1/24	885	918,188
Hologic, Inc., 6.25%, 8/1/20	5,415	5,672,212
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,784,812
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	815	833,338
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.875%, 1/15/19(1)	1,435	1,539,037
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	3,993,000
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	6,115	6,359,600
Omnicare, Inc., 4.75%, 12/1/22	520	540,800
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	2,034,625
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,046,625
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	3,500	3,727,500
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,459,519
Teleflex, Inc., 5.25%, 6/15/24(1)	845	855,563
Teleflex, Inc., 6.875%, 6/1/19	545	569,525

Security	Principal Amount (000’s omitted)	Value
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	$875	$875,000
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,748,237
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,587,850
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,908,125
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	1,140	1,169,213
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	4,395	4,664,194
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,681,087
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,622,482
WellCare Health Plans, Inc., 5.75%, 11/15/20	3,100	3,231,750

		$100,562,606

Homebuilders/Real Estate — 0.6%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$1,950	$2,032,875
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)	1,860	1,778,625
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)	1,940	1,874,525

		$5,686,025

Hotels — 0.5%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,508,600
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,175	1,172,063

		$4,680,663

Insurance — 1.0%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,790	$1,812,375
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	1,840	1,812,400
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,699,225
USI, Inc., 7.75%, 1/15/21(1)	2,890	2,835,812

		$10,159,812

Leisure — 0.7%
NCL Corp., Ltd., 5.00%, 2/15/18	$905	$920,838
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,042,875
Royal Caribbean Cruises, 7.25%, 6/15/16	535	573,788
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,520,987
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	3,421,000

		$7,479,488

Metals/Mining — 1.9%
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	$600	$283,500
CONSOL Energy, Inc., 5.875%, 4/15/22	1,140	994,650
Eldorado Gold Corp., 6.125%, 12/15/20(1)	3,720	3,687,450
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	1,433	1,225,215
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	938	790,265
IAMGOLD Corp., 6.75%, 10/1/20(1)	1,375	1,106,875
Imperial Metals Corp., 7.00%, 3/15/19(1)	1,055	928,400
KGHM International, Ltd., 7.75%, 6/15/19(1)	3,720	3,831,600
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,523,487
New Gold, Inc., 7.00%, 4/15/20(1)	905	899,344
Novelis, Inc., 8.375%, 12/15/17	1,025	1,066,000
SunCoke Energy Inc., 7.625%, 8/1/19	209	214,382
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	543,375
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,605	1,661,175
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	315	326,025

		$19,081,743

Paper — 0.3%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,729,594

		$2,729,594

Security	Principal Amount (000’s omitted)	Value
Publishing/Printing — 0.5%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$3,625	$4,032,812
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,079,944

		$5,112,756

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$831,600
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,050,225

		$1,881,825

Restaurants — 1.0%
1011778 B.C. ULC Co./New Red Finance, Inc., 6.00%, 4/1/22(1)	$4,955	$5,103,650
NPC International, Inc., 10.50%, 1/15/20	5,235	5,450,944

		$10,554,594

Services — 6.0%
Acosta, Inc., 7.75%, 10/1/22(1)	$5,705	$5,776,312
Audatex North America, Inc., 6.00%, 6/15/21(1)	2,360	2,466,200
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,792,250
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	1,920	1,885,200
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	1,680	1,692,600
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	3,655	3,846,887
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,299,188
Hertz Corp. (The), 6.25%, 10/15/22	1,860	1,911,150
IHS, Inc., 5.00%, 11/1/22(1)	2,255	2,284,597
Laureate Education, Inc., 9.75%, 9/1/19(1)	16,225	16,549,500
ServiceMaster Co., LLC, (The), 7.00%, 8/15/20	819	857,903
ServiceMaster Co., LLC, (The), 8.00%, 2/15/20	1,247	1,324,938
TMS International Corp., 7.625%, 10/15/21(1)	2,310	2,310,000
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	2,585	2,643,162
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	3,840	3,880,800
United Rentals North America, Inc., 6.125%, 6/15/23	1,105	1,153,344
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,389,875
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,412,062
United Rentals North America, Inc., 8.25%, 2/1/21	200	217,250
United Rentals North America, Inc., 8.375%, 9/15/20	505	541,108
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	1,635	1,598,212

		$60,832,538

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$1,030	$1,093,087
ArcelorMittal, 6.75%, 2/25/22	670	716,900
Steel Dynamics, Inc., 5.50%, 10/1/24(1)	505	516,363

		$2,326,350

Super Retail — 5.4%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$2,685	$2,523,900
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,405	4,790,437
L Brands, Inc., 6.625%, 4/1/21	5,170	5,867,950
L Brands, Inc., 8.50%, 6/15/19	3,620	4,371,150
Levi Strauss & Co., 6.875%, 5/1/22	2,270	2,462,950
Men’s Wearhouse, Inc. (The), 7.00%, 7/1/22(1)	2,495	2,582,325
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	617	633,968
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,363,450
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,244,687
Neiman Marcus Group, Ltd., LLC, 8.75%, 10/15/21(1)(2)	1,450	1,522,500
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,420,200
Pantry, Inc. (The), 8.375%, 8/1/20	1,615	1,776,500
Party City Holdings, Inc., 8.875%, 8/1/20	2,705	2,934,925
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,100	3,239,500
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	2,730	2,777,775

Security	Principal Amount (000’s omitted)	Value
Phillips-Van Heusen Corp., 7.75%, 11/15/23	$3,385	$4,281,954
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,470,788
rue21, Inc., 9.00%, 10/15/21(1)	2,235	1,765,650
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	1,985	2,133,875

		$54,164,484

Technology — 4.8%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,133,588
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,366,475
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	5,960	6,511,300
Avaya, Inc., 9.00%, 4/1/19(1)	1,540	1,570,800
Avaya, Inc., 10.50%, 3/1/21(1)	3,318	2,737,226
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,584,562
First Data Corp., 6.75%, 11/1/20(1)	390	418,275
First Data Corp., 7.375%, 6/15/19(1)	2,330	2,449,412
First Data Corp., 10.625%, 6/15/21	1,251	1,424,576
First Data Corp., 11.25%, 1/15/21	1,758	1,997,527
First Data Corp., 11.75%, 8/15/21	1,889	2,185,939
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,786,100
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,530	2,555,300
Infor US, Inc., 9.375%, 4/1/19	2,720	2,934,200
Micron Technology, Inc., 5.25%, 8/1/23(1)(3)	4,410	4,423,781
MSCI, Inc., 5.25%, 11/15/24(1)	775	809,875
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,639,000
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	805	851,288
Open Text Corp., 5.625%, 1/15/23(1)	1,265	1,302,950
Sensata Technologies B.V., 5.625%, 11/1/24(1)	570	604,913
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,368,075
Zebra Technologies Corp., 7.25%, 10/15/22(1)	4,045	4,348,375

		$48,003,537

Telecommunications — 7.8%
CenturyLink, Inc., 6.75%, 12/1/23	$3,215	$3,596,781
Digicel, Ltd., 6.00%, 4/15/21(1)	2,680	2,519,200
Digicel, Ltd., 8.25%, 9/1/17(1)	3,255	3,320,100
Equinix, Inc., 5.375%, 1/1/22	1,935	2,022,075
Frontier Communications Corp., 6.25%, 9/15/21	1,950	2,013,375
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,981,688
Frontier Communications Corp., 7.625%, 4/15/24	285	302,813
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,682,962
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,326,025
Intelsat Luxembourg SA, 7.75%, 6/1/21	5,125	5,099,375
Intelsat Luxembourg SA, 8.125%, 6/1/23	3,010	3,058,912
NII International Telecom SCA, 7.875%, 8/15/19(1)(9)	1,775	1,579,750
SBA Communications Corp., 5.625%, 10/1/19	920	961,400
SBA Telecommunications, Inc., 5.75%, 7/15/20	1,350	1,400,625
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,289,513
Sprint Communications, Inc., 6.00%, 11/15/22	255	239,381
Sprint Communications, Inc., 7.00%, 8/15/20	780	789,750
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,769,225
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,252,575
Sprint Corp., 7.25%, 9/15/21	3,550	3,562,425
Sprint Corp., 7.875%, 9/15/23	10,330	10,523,687
T-Mobile USA, Inc., 6.25%, 4/1/21	895	927,444
T-Mobile USA, Inc., 6.375%, 3/1/25	1,900	1,954,625
T-Mobile USA, Inc., 6.625%, 4/1/23	1,475	1,537,393
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,646,360
T-Mobile USA, Inc., 6.731%, 4/28/22	560	583,100
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	5,130	4,988,925
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	5,395	5,246,637
Windstream Corp., 7.75%, 10/1/21	3,955	4,034,100

		$78,210,221

Security	Principal Amount (000’s omitted)	Value
Transportation Ex Air/Rail — 0.6%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$465,000
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,544,400
XPO Logistics, Inc., 7.875%, 9/1/19(1)	4,475	4,670,781

		$6,680,181

Utilities — 1.9%
AES Corp. (The), 5.50%, 3/15/24	$1,065	$1,072,987
Calpine Corp., 5.375%, 1/15/23	2,075	2,106,125
Calpine Corp., 5.75%, 1/15/25	925	946,969
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/1/19(1)	3,170	3,265,100
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/1/22(1)	2,515	2,599,881
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/1/24(1)	2,155	2,230,425
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,251,975
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,530,475
RJS Power Holdings, LLC, 5.125%, 7/15/19(1)	1,315	1,282,125

		$19,286,062

Total Corporate Bonds & Notes (identified cost $840,943,581)		$849,477,091

Senior Floating-Rate Interests — 5.1%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Containers — 0.1%
Anchor Glass Container Corporation, Term Loan, 4.25%, Maturing 6/30/21	$940	$936,185

		$936,185

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,827	$1,768,643

		$1,768,643

Energy — 0.1%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,246,667

		$1,246,667

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$794	$810,872

		$810,872

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,711	$1,693,154

		$1,693,154

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 4.25%, Maturing 12/20/19	$1,954	$1,926,758

		$1,926,758

Metals/Mining — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19	$3,714	$3,288,594

		$3,288,594

Publishing/Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$1,588	$1,580,390
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	1,782	1,783,950

		$3,364,340

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Services — 0.6%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,500	$1,473,750
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/10/21	2,800	2,832,668
Brickman Group Ltd. LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,121,895

		$6,428,313

Super Retail — 1.1%
Albertson’s Holdings, LLC, Term Loan, 5.50%, Maturing 8/25/21	$3,300	$3,299,082
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,970	3,860,825
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	2,000	1,900,000
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,765	2,445,297

		$11,505,204

Technology — 0.4%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$4,000	$3,705,000

		$3,705,000

Telecommunications — 0.7%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$3,079	$3,065,126
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	3,700	3,676,875

		$6,742,001

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$460,625
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	576	530,727
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	99	91,505
Ceva Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	795	732,037

		$1,814,894

Utilities — 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$3,500	$3,504,444
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	959	964,503
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.661%, Maturing 10/10/17	2,600	1,651,814

		$6,120,761

Total Senior Floating-Rate Interests (identified cost $52,940,210)		$51,351,386

Convertible Bonds — 1.1%

Security	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Fiat Chrysler Automobiles N.V., 7.875%, 12/15/16	$2,000	$2,351,250

		$2,351,250

Energy — 0.2%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,030	$2,000,467

		$2,000,467

Health Care — 0.7%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$6,926,562

		$6,926,562

Total Convertible Bonds (identified cost $10,291,778)		$11,278,279

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(11)	$2,065	$2,129,301

Total Commercial Mortgage-Backed Securities (identified cost $2,071,277)		$2,129,301

Common Stocks — 3.2%

Security	Shares	Value
Automotive & Auto Parts — 0.1%
General Motors Co.	25,000	$815,500

		$815,500

Building Materials — 0.3%
Panolam Holdings Co.(6)(7)(12)	3,117	$2,737,225

		$2,737,225

Chemicals — 0.1%
Tronox Ltd., Class A	22,600	$477,764

		$477,764

Consumer Products — 0.0%(13)
HF Holdings, Inc.(6)(7)(12)	13,600	$335,784

		$335,784

Diversified Financial Services — 0.1%
CIT Group, Inc.	25,000	$1,095,500

		$1,095,500

Energy — 0.9%
Energy Transfer Equity, LP	25,000	$1,485,500
Seven Generations Energy, Ltd.(7)(12)	560,000	7,161,824

		$8,647,324

Food/Beverage/Tobacco — 0.6%
Constellation Brands, Inc., Class A(12)	50,993	$5,632,177

		$5,632,177

Gaming — 0.0%(13)
New Cotai Participation Corp., Class B(6)(7)(12)	7	$221,515

		$221,515

Health Care — 0.7%
Amsurg Corp.(12)	75,000	$4,138,500
Hologic, Inc.(12)	110,000	3,340,150

		$7,478,650

Homebuilders/Real Estate — 0.1%
TRI Pointe Homes, Inc.(12)	80,000	$1,146,400

		$1,146,400

Services — 0.3%
Hertz Global Holdings, Inc.(12)	45,000	$923,400
United Rentals, Inc.(12)	30,000	2,485,500

		$3,408,900

Total Common Stocks (identified cost $28,076,235)		$31,996,739

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$979,422
Chesapeake Energy Corp., 5.75%(1)	130	131,869

		$1,111,291

Health Care — 0.5%
Alere, Inc., 3.00%	14,925	$4,846,894

		$4,846,894

Total Convertible Preferred Stocks (identified cost $4,821,534)		$5,958,185

Miscellaneous — 0.8%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(13)
Adelphia, Inc., Escrow Certificate(12)	7,585,000	$75,850
Adelphia, Inc., Escrow Certificate(12)	3,555,000	35,550

		$111,400

Energy — 0.0%(13)
SemGroup Corp., Escrow Certificate(12)	6,330,000	$15,825

		$15,825

Gaming — 0.8%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(6)	$1,193,299	$0
PGP Investors, LLC, Membership Interests(6)(7)(12)	11,429	4,000,000
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(7)(12)	5,410	3,516,500

		$7,516,500

Utilities — 0.0%(13)
EME Reorganization Trust	2,640,437	$87,134

		$87,134

Total Miscellaneous (identified cost $4,583,059)		$7,730,859

Warrants — 0.0%(13)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(13)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(6)	1,610	$16

		$16

Total Warrants (identified cost $0)		$16

Short-Term Investments — 3.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(14)	$38,412	$38,412,035

Total Short-Term Investments (identified cost $38,412,035)		$38,412,035

Total Investments — 99.1% (identified cost $982,139,709)		$998,333,891

Other Assets, Less Liabilities — 0.9%		$9,100,093

Net Assets — 100.0%		$1,007,433,984

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $391,295,490 or 38.8% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	When-issued/delayed delivery security.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2015.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Restricted security.

(8)	Defaulted matured security.

(9)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(12)	Non-income producing security.

(13)	Amount is less than 0.05%.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $13,486.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$997,593,313

Gross unrealized appreciation	$24,765,991
Gross unrealized depreciation	(24,025,413)

Net unrealized appreciation	$740,578

Restricted Securities

At January 31, 2015, the Portfolio owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12 to 11/20/14	$2,505,230	$2,273,389	$2,546,316

Total Corporate Bonds & Notes			$2,273,389	$2,546,316

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$335,784
New Cotai Participation Corp., Class B	4/12/13	7	216,125	221,515
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,737,225
Seven Generations Energy, Ltd.	12/5/13	560,000	6,578,020	7,161,824

Total Common Stocks			$9,237,387	$10,456,348

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12	11,429	$4,000,000	$4,000,000
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	94,675	3,516,500

Total Miscellaneous			$4,094,675	$7,516,500

Total Restricted Securities			$15,605,451	$20,519,164

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	Canadian Dollar 12,380,000	United States Dollar 10,993,353	JPMorgan Chase Bank, N.A.	$1,254,319	$—	$1,254,319
2/27/15	United States Dollar 910,780	Canadian Dollar 1,090,000	JPMorgan Chase Bank, N.A.	—	(53,304)	(53,304)
2/27/15	United States Dollar 2,421,996	Canadian Dollar 2,760,000	JPMorgan Chase Bank, N.A.	—	(250,774)	(250,774)

				$1,254,319	$(304,078)	$950,241

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America, N.A.	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$26,644	$3,890	$30,534
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	46,338	10,513	56,851
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	1,000	5.00	(1)	12/20/16	93,686	(760)	92,926
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	91,241	(15,839)	75,402
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	91,240	(28,347)	62,893
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	196,739	(40,046)	156,693
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	91,241	(18,344)	72,897
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	196,739	(29,666)	167,073

Total			$11,650				$833,868	$(118,599)	$715,269

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $11,650,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against the risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$833,868	$—
Foreign Exchange	Forward foreign currency exchange contracts	1,254,319	(304,078)

Total		$2,088,187	$(304,078)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$846,579,585	$2,897,506	$849,477,091
Senior Floating-Rate Interests	—	51,351,386	—	51,351,386
Convertible Bonds	—	11,278,279	—	11,278,279
Commercial Mortgage-Backed Securities	—	2,129,301	—	2,129,301
Common Stocks	21,540,391	7,161,824	3,294,524	31,996,739
Convertible Preferred Stocks	979,422	4,978,763	—	5,958,185
Miscellaneous	87,134	3,643,725	4,000,000	7,730,859
Warrants	—	—	16	16
Short-Term Investments	—	38,412,035	—	38,412,035
Total Investments	$22,606,947	$965,534,898	$10,192,046	$998,333,891
Forward Foreign Currency Exchange Contracts	$—	$1,254,319	$—	$1,254,319
Swap Contracts	—	833,868	—	833,868
Total	$22,606,947	$967,623,085	$10,192,046	$1,000,422,078

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(304,078)	$—	$(304,078)
Total	$—	$(304,078)	$—	$(304,078)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented.

At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015